INCOME TAXES - Components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforward	$ 34,484	$ 25,193
Depreciation and amortization of property, equipment, software, intangible asset and capitalized R&D expenses	11,621	12,544
Share-based compensation expenses	1,394	1,766
Lease liability	911	0
Available-for-sale debt securities	3,871	0
Tax credits	4,485	0
Other	93	0
Less: valuation allowance	(56,015)	(39,503)	$ (38,615)	$ (23,101)
Total deferred tax assets	844	0
Deferred tax liabilities:
Right-of-use assets	844
Total deferred tax liabilities	844	0
Deferred tax assets, net	$ 0	$ 0